Risk and Capital Management - Summary of Breakdown of Indicators of Credit Quality (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 714,104	R$ 585,791
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 134,521	R$ 100,789
Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	121,955	90,733
Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	202,145	153,779
Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 587,208	R$ 501,889
Percentage of loan operations and lease operations portfolio	82.20%	85.60%
Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 66,243	R$ 41,920
Percentage of loan operations and lease operations portfolio	9.30%	7.20%
Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 60,653	R$ 41,982
Percentage of loan operations and lease operations portfolio	8.50%	7.20%
Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 1,103,942	R$ 957,933
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Stage 1 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 199,013	R$ 165,664
Stage 1 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	182,964	148,509
Stage 1 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	254,981	197,492
Stage 1 [member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 946,312	R$ 858,651
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Stage 1 [member] | Stage 1 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 184,937	R$ 152,579
Stage 1 [member] | Stage 1 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	153,031	132,846
Stage 1 [member] | Stage 1 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	218,059	174,741
Stage 1 [member] | Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 92,655	R$ 52,585
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Stage 1 [member] | Stage 2 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 3,404	R$ 1,133
Stage 1 [member] | Stage 2 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	20,289	9,641
Stage 1 [member] | Stage 2 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	18,782	16,304
Stage 1 [member] | Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 64,975	R$ 46,697
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Stage 1 [member] | Stage 3 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 10,672	R$ 11,952
Stage 1 [member] | Stage 3 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	9,644	6,022
Stage 1 [member] | Stage 3 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	18,140	6,447
Stage 1 [member] | Loan Operations [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 714,104	R$ 585,791
Percentage of loan operations and lease operations portfolio	64.70%	61.10%
Stage 1 [member] | Loan Operations [Member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 134,521	R$ 100,789
Stage 1 [member] | Loan Operations [Member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	121,955	90,733
Stage 1 [member] | Loan Operations [Member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	202,145	153,779
Stage 1 [member] | Loan Operations [Member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 587,208	R$ 501,889
Percentage of loan operations and lease operations portfolio	62.10%	58.50%
Stage 1 [member] | Loan Operations [Member] | Stage 1 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 123,665	R$ 91,448
Stage 1 [member] | Loan Operations [Member] | Stage 1 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	96,784	77,722
Stage 1 [member] | Loan Operations [Member] | Stage 1 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	167,601	132,812
Stage 1 [member] | Loan Operations [Member] | Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 66,243	R$ 41,920
Percentage of loan operations and lease operations portfolio	71.50%	79.70%
Stage 1 [member] | Loan Operations [Member] | Stage 2 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 2,793	R$ 911
Stage 1 [member] | Loan Operations [Member] | Stage 2 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	15,965	7,225
Stage 1 [member] | Loan Operations [Member] | Stage 2 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	16,692	14,714
Stage 1 [member] | Loan Operations [Member] | Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 60,653	R$ 41,982
Percentage of loan operations and lease operations portfolio	93.30%	89.90%
Stage 1 [member] | Loan Operations [Member] | Stage 3 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 8,063	R$ 8,430
Stage 1 [member] | Loan Operations [Member] | Stage 3 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	9,206	5,786
Stage 1 [member] | Loan Operations [Member] | Stage 3 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	17,852	6,253
Stage 1 [member] | Commitments To Be Released [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 320,905	R$ 305,422
Percentage of loan operations and lease operations portfolio	29.10%	31.90%
Stage 1 [member] | Commitments To Be Released [Member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 17,779	R$ 16,535
Stage 1 [member] | Commitments To Be Released [Member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	55,004	52,875
Stage 1 [member] | Commitments To Be Released [Member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	37,475	31,095
Stage 1 [member] | Commitments To Be Released [Member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 294,716	R$ 294,277
Percentage of loan operations and lease operations portfolio	31.10%	34.30%
Stage 1 [member] | Commitments To Be Released [Member] | Stage 1 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 17,670	R$ 16,411
Stage 1 [member] | Commitments To Be Released [Member] | Stage 1 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	50,813	50,307
Stage 1 [member] | Commitments To Be Released [Member] | Stage 1 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	35,960	29,842
Stage 1 [member] | Commitments To Be Released [Member] | Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 24,701	R$ 10,003
Percentage of loan operations and lease operations portfolio	26.70%	19.00%
Stage 1 [member] | Commitments To Be Released [Member] | Stage 2 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 16	R$ 22
Stage 1 [member] | Commitments To Be Released [Member] | Stage 2 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	3,884	2,378
Stage 1 [member] | Commitments To Be Released [Member] | Stage 2 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	1,414	1,166
Stage 1 [member] | Commitments To Be Released [Member] | Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 1,488	R$ 1,142
Percentage of loan operations and lease operations portfolio	2.30%	2.40%
Stage 1 [member] | Commitments To Be Released [Member] | Stage 3 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 93	R$ 102
Stage 1 [member] | Commitments To Be Released [Member] | Stage 3 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	307	190
Stage 1 [member] | Commitments To Be Released [Member] | Stage 3 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	101	87
Stage 1 [member] | Financial Guarantees [Member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 64,388	R$ 62,485
Percentage of loan operations and lease operations portfolio	6.80%	7.20%
Stage 1 [member] | Financial Guarantees [Member] | Stage 1 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 43,602	R$ 44,720
Stage 1 [member] | Financial Guarantees [Member] | Stage 1 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	5,434	4,817
Stage 1 [member] | Financial Guarantees [Member] | Stage 1 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	14,498	12,087
Stage 1 [member] | Financial guarantee contracts [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 68,933	R$ 66,720
Percentage of loan operations and lease operations portfolio	6.20%	7.00%
Stage 1 [member] | Financial guarantee contracts [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 46,713	R$ 48,340
Stage 1 [member] | Financial guarantee contracts [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	6,005	4,901
Stage 1 [member] | Financial guarantee contracts [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	15,361	12,618
Stage 1 [member] | Financial guarantee contracts [member] | Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 1,711	R$ 662
Percentage of loan operations and lease operations portfolio	1.80%	1.30%
Stage 1 [member] | Financial guarantee contracts [member] | Stage 2 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 595	R$ 200
Stage 1 [member] | Financial guarantee contracts [member] | Stage 2 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	440	38
Stage 1 [member] | Financial guarantee contracts [member] | Stage 2 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	676	424
Stage 1 [member] | Financial guarantee contracts [member] | Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 2,834	R$ 3,573
Percentage of loan operations and lease operations portfolio	4.40%	7.70%
Stage 1 [member] | Financial guarantee contracts [member] | Stage 3 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 2,516	R$ 3,420
Stage 1 [member] | Financial guarantee contracts [member] | Stage 3 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	131	46
Stage 1 [member] | Financial guarantee contracts [member] | Stage 3 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	187	107
Individuals [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	255,483	240,490
Individuals [member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	466,984	446,268
Individuals [member] | Stage 1 [member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	390,285	398,485
Individuals [member] | Stage 1 [member] | Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	50,180	25,507
Individuals [member] | Stage 1 [member] | Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	26,519	22,276
Individuals [member] | Stage 1 [member] | Loan Operations [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	255,483	240,490
Individuals [member] | Stage 1 [member] | Loan Operations [Member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	199,158	199,907
Individuals [member] | Stage 1 [member] | Loan Operations [Member] | Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	30,793	19,070
Individuals [member] | Stage 1 [member] | Loan Operations [Member] | Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	25,532	21,513
Individuals [member] | Stage 1 [member] | Commitments To Be Released [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	210,647	204,917
Individuals [member] | Stage 1 [member] | Commitments To Be Released [Member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	190,273	197,717
Individuals [member] | Stage 1 [member] | Commitments To Be Released [Member] | Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	19,387	6,437
Individuals [member] | Stage 1 [member] | Commitments To Be Released [Member] | Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	987	763
Individuals [member] | Stage 1 [member] | Financial Guarantees [Member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	854	861
Individuals [member] | Stage 1 [member] | Financial guarantee contracts [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 854	R$ 861